Cover	Jan. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	Fortrea Holdings Inc.
City Area Code	8 Moore Drive
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41704
Entity Tax Identification Number	92-2796441
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	877
Local Phone Number	495-0816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001965040
Amendment Flag	false